Deferred charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 28,526	$ 38,135
Arctic, Antarctic and Sakura Princess [member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 1,910	$ 975